Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014 [1]	Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2013 [1]	Sep. 30, 2013 [1]	Jun. 30, 2013 [1]	Mar. 31, 2013 [1]	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Disclosure [Line Items]
Income from continuing operations attributable to Expedia, Inc.									$ 398,097	$ 232,850	$ 302,710
Earnings per share from continuing operations attributable to Expedia, Inc. available to common stockholders:
Basic	$ 0.52	$ 2.01	$ 0.69	$ (0.11)	$ 0.72	$ 1.25	$ 0.52	$ (0.77)	$ 3.09	$ 1.73	$ 2.26
Diluted	$ 0.50	$ 1.94	$ 0.67	$ (0.11)	$ 0.70	$ 1.22	$ 0.51	$ (0.77)	$ 2.99	$ 1.67	$ 2.16
Weighted average number of shares outstanding: Basic									128,912	134,912	134,203
Options to purchase common stock									4,149	4,495	4,383
Warrants to purchase common stock											800
Other dilutive securities									107	186	543
Weighted average number of shares outstanding, Diluted									133,168	139,593	139,929

[1]	Earnings per share is computed independently for each of the quarters presented. Therefore, the sum of the quarterly earnings per share may not equal the total computed for the year.